Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GuideStone Funds
Entity Central Index Key	0001131013
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000003076 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	INVESTOR
Trading Symbol	GFIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Conservative Allocation Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Investor Class/GFIZX)	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s results were driven by the performance of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 9.46%, net of fees.
  Equities generally outperformed fixed income during the year, and non‑U.S. equities outpaced U.S. equities.
  Notable contributors to Fund performance included allocations to short duration bonds and non‑U.S. equities, spanning both developed markets and emerging markets, in a year where major asset classes broadly posted positive returns.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
*The composite benchmark is 49.00% Bloomberg US Treasury: 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index - Net and 8.00% MSCI ACWI (All Country World Index) ex USA Index - Net.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Conservative Allocation Fund (Investor Class/GFIZX)	9.46%	3.45%	4.42%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.83%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All CountryWorld Index) ex USA Index - Net	32.39%	7.91%	8.41%
Composite Benchmark*	10.08%	4.51%	5.30%
*The composite benchmark is 49.00% Bloomberg US Treasury: 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index - Net and 8.00% MSCI ACWI (All Country World Index) ex USA Index - Net.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 25, 2025
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 414,528,279
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 409,970
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$414,528,279
Total number of portfolio holdings	15
Total advisory fees paid	$409,970
Portfolio turnover rate for the period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.5%
GuideStone Low-Duration Bond Fund	25.2%
GuideStone Growth Equity Fund	6.6%
GuideStone Defensive Market Strategies® Fund	5.7%
GuideStone International Equity Fund	5.3%
GuideStone Strategic Alternatives Fund	5.0%
GuideStone Value Equity Fund	4.7%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	3.0%
GuideStone Emerging Markets Equity Fund	2.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.5%
GuideStone Low-Duration Bond Fund	25.2%
GuideStone Growth Equity Fund	6.6%
GuideStone Defensive Market Strategies® Fund	5.7%
GuideStone International Equity Fund	5.3%
GuideStone Strategic Alternatives Fund	5.0%
GuideStone Value Equity Fund	4.7%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	3.0%
GuideStone Emerging Markets Equity Fund	2.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Conservative Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.

Material Fund Change Strategies [Text Block]
In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Conservative Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000169228 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GCAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Conservative Allocation Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Institutional Class/GCAYX)	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s results were driven by the performance of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 9.69%, net of fees.
  Equities generally outperformed fixed income during the year, and non‑U.S. equities outpaced U.S. equities.
  Notable contributors to Fund performance included allocations to short duration bonds and non‑U.S. equities, spanning both developed markets and emerging markets, in a year where major asset classes broadly posted positive returns.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
*The composite benchmark is 49.00% Bloomberg US Treasury: 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index - Net and 8.00% MSCI ACWI (All Country World Index) ex USA Index - Net.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Conservative Allocation Fund (Institutional Class/GCAYX)	9.69%	3.73%	4.68%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.83%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All CountryWorld Index) ex USA Index - Net	32.39%	7.91%	8.41%
Composite Benchmark*	10.08%	4.51%	5.30%
*The composite benchmark is 49.00% Bloomberg US Treasury: 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index - Net and 8.00% MSCI ACWI (All Country World Index) ex USA Index - Net.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 25, 2025
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 414,528,279
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 409,970
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$414,528,279
Total number of portfolio holdings	15
Total advisory fees paid	$409,970
Portfolio turnover rate for the period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.5%
GuideStone Low-Duration Bond Fund	25.2%
GuideStone Growth Equity Fund	6.6%
GuideStone Defensive Market Strategies® Fund	5.7%
GuideStone International Equity Fund	5.3%
GuideStone Strategic Alternatives Fund	5.0%
GuideStone Value Equity Fund	4.7%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	3.0%
GuideStone Emerging Markets Equity Fund	2.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.5%
GuideStone Low-Duration Bond Fund	25.2%
GuideStone Growth Equity Fund	6.6%
GuideStone Defensive Market Strategies® Fund	5.7%
GuideStone International Equity Fund	5.3%
GuideStone Strategic Alternatives Fund	5.0%
GuideStone Value Equity Fund	4.7%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	3.0%
GuideStone Emerging Markets Equity Fund	2.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Conservative Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.

Material Fund Change Strategies [Text Block]
In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Conservative Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003079 [Member]
Shareholder Report [Line Items]
Fund Name	Low-Duration Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GLDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Low-Duration Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Institutional Class/GLDYX)	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the Bloomberg US Treasury: 1-3 Year Index, for the one-year period ended December 31, 2025 (5.66% (net of fees) versus 5.17%).
  The U.S. economy remained strong in 2025, with risk assets outperforming once again. Despite this strength, the Federal Reserve followed through with multiple rate cuts in the second half of 2025, a sign that members felt comfortable with the current trajectory of employment and, most importantly, inflation trends. Short-term market rates ended the year over 0.75% lower with optimism for further cuts in 2026, as inflation remains within expectations.
  Compared with its benchmark index, the Fund’s overweight allocation to investment grade corporate bonds and asset-backed securities were the biggest positive contributors to performance. Curve positioning was also additive with the curve steepening in the second half of the year.
  In 2025, the Fund used derivatives to manage interest rate, credit and yield curve positioning. Overall, derivatives detracted from performance, primarily because derivatives were used to hedge interest rate positioning during volatile periods like April 2025. Despite the hedging with derivatives, overall rates positioning was additive to Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Low-Duration Bond Fund (Institutional Class/GLDYX)	5.66%	2.13%	2.28%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.76%	1.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 902,795,693
Holdings Count | Holding	1,359
Advisory Fees Paid, Amount	$ 2,591,301
Investment Company Portfolio Turnover	161.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$902,795,693
Total number of portfolio holdings	1,359
Total advisory fees paid	$2,591,301
Portfolio turnover rate for the period	161%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In 2025, the Fund’s management fee increased by 0.01% to 0.30%.
  During the year, there was a change to the Fund’s sub-advisers. In March 2025, Brown Brothers Harriman & Co. (“BBH”) began serving as a sub-adviser to the Fund. BBH recently created a new SEC-registered investment adviser U.S. subsidiary that houses the fixed income team and strategies of BBH, which is known as Brown Brothers Harriman Credit Partners, LLC (BBHCP). Effective January 1, 2026, BBHCP will become a sub-adviser to the assigned portion of the Fund that was previously allocated to BBH.

Material Fund Change Expenses [Text Block]	In 2025, the Fund’s management fee increased by 0.01% to 0.30%.
Material Fund Change Adviser [Text Block]
During the year, there was a change to the Fund’s sub-advisers. In March 2025, Brown Brothers Harriman & Co. (“BBH”) began serving as a sub-adviser to the Fund. BBH recently created a new SEC-registered investment adviser U.S. subsidiary that houses the fixed income team and strategies of BBH, which is known as Brown Brothers Harriman Credit Partners, LLC (BBHCP). Effective January 1, 2026, BBHCP will become a sub-adviser to the assigned portion of the Fund that was previously allocated to BBH.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003080 [Member]
Shareholder Report [Line Items]
Fund Name	Low-Duration Bond Fund
Class Name	INVESTOR
Trading Symbol	GLDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Low-Duration Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Investor Class/GLDZX)	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the Bloomberg US Treasury: 1-3 Year Index, for the one-year period ended December 31, 2025 (5.29% (net of fees) versus 5.17%).
  The U.S. economy remained strong in 2025, with risk assets outperforming once again. Despite this strength, the Federal Reserve followed through with multiple rate cuts in the second half of 2025, a sign that members felt comfortable with the current trajectory of employment and, most importantly, inflation trends. Short-term market rates ended the year over 0.75% lower with optimism for further cuts in 2026, as inflation remains within expectations.
  Compared with its benchmark index, the Fund’s overweight allocation to investment grade corporate bonds and asset-backed securities were the biggest positive contributors to performance. Curve positioning was also additive with the curve steepening in the second half of the year.
  In 2025, the Fund used derivatives to manage interest rate, credit and yield curve positioning. Overall, derivatives detracted from performance, primarily because derivatives were used to hedge interest rate positioning during volatile periods like April 2025. Despite the hedging with derivatives, overall rates positioning was additive to Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Low-Duration Bond Fund (Investor Class/GLDZX)	5.29%	1.84%	2.00%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.76%	1.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 902,795,693
Holdings Count | Holding	1,359
Advisory Fees Paid, Amount	$ 2,591,301
Investment Company Portfolio Turnover	161.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$902,795,693
Total number of portfolio holdings	1,359
Total advisory fees paid	$2,591,301
Portfolio turnover rate for the period	161%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In 2025, the Fund’s management fee increased by 0.01% to 0.30%.
  During the year, there was a change to the Fund’s sub-advisers. In March 2025, Brown Brothers Harriman & Co. (“BBH”) began serving as a sub-adviser to the Fund. BBH recently created a new SEC-registered investment adviser U.S. subsidiary that houses the fixed income team and strategies of BBH, which is known as Brown Brothers Harriman Credit Partners, LLC (BBHCP). Effective January 1, 2026, BBHCP will become a sub-adviser to the assigned portion of the Fund that was previously allocated to BBH.

Material Fund Change Expenses [Text Block]	In 2025, the Fund’s management fee increased by 0.01% to 0.30%.
Material Fund Change Adviser [Text Block]
During the year, there was a change to the Fund’s sub-advisers. In March 2025, Brown Brothers Harriman & Co. (“BBH”) began serving as a sub-adviser to the Fund. BBH recently created a new SEC-registered investment adviser U.S. subsidiary that houses the fixed income team and strategies of BBH, which is known as Brown Brothers Harriman Credit Partners, LLC (BBHCP). Effective January 1, 2026, BBHCP will become a sub-adviser to the assigned portion of the Fund that was previously allocated to BBH.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003084 [Member]
Shareholder Report [Line Items]
Fund Name	Medium-Duration Bond Fund
Class Name	INVESTOR
Trading Symbol	GMDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Medium-Duration Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Investor Class/GMDZX)	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period ended December 31, 2025 (7.88% (net of fees) versus 7.30%).
  The U.S. economy remained strong in 2025, with risk assets outperforming once again. Despite this strength, the Federal Reserve followed through with multiple rate cuts in the second half of 2025, a sign that members felt comfortable with the current trajectory of employment and, most importantly, inflation trends. Intermediate-term market rates ended the year over 0.30% lower with optimism for further cuts in 2026, as inflation remains within expectations. The yield curve also steepened as short rates rallied more than long rates.
  Compared with its benchmark index, the Fund’s overweight allocation to investment grade corporate bonds (earlier in the year) and asset-backed securities were the biggest positive contributors to performance. Curve positioning was also additive with the curve steepening in the second half of the year.
  In 2025, the Fund used derivatives to manage interest rate, credit, currency and yield curve positioning. Overall, derivative exposure added to performance on an absolute basis, primarily because the Fund used interest rate futures to add duration and an overweight to duration was positive, with rates ending the year lower than they started the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Medium-Duration Bond Fund (Investor Class/GMDZX)	7.88%	-0.68%	2.03%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 3,589,901,069
Holdings Count | Holding	2,743
Advisory Fees Paid, Amount	$ 11,098,232
Investment Company Portfolio Turnover	409.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$3,589,901,069
Total number of portfolio holdings	2,743
Total advisory fees paid	$11,098,232
Portfolio turnover rate for the period	409%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003083 [Member]
Shareholder Report [Line Items]
Fund Name	Medium-Duration Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Medium-Duration Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Institutional Class/GMDYX)	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period ended December 31, 2025 (8.22% (net of fees) versus 7.30%).
  The U.S. economy remained strong in 2025, with risk assets outperforming once again. Despite this strength, the Federal Reserve followed through with multiple rate cuts in the second half of 2025, a sign that members felt comfortable with the current trajectory of employment and, most importantly, inflation trends. Intermediate-term market rates ended the year over 0.30% lower with optimism for further cuts in 2026, as inflation remains within expectations. The yield curve also steepened as short rates rallied more than long rates.
  Compared with its benchmark index, the Fund’s overweight allocation to investment grade corporate bonds (earlier in the year) and asset-backed securities were the biggest positive contributors to performance. Curve positioning was also additive with the curve steepening in the second half of the year.
  In 2025, the Fund used derivatives to manage interest rate, credit, currency and yield curve positioning. Overall, derivative exposure added to performance on an absolute basis, primarily because the Fund used interest rate futures to add duration and an overweight to duration was positive with rates ending the year lower than they started the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Medium-Duration Bond Fund (Institutional Class/GMDYX)	8.22%	-0.41%	2.30%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 3,589,901,069
Holdings Count | Holding	2,743
Advisory Fees Paid, Amount	$ 11,098,232
Investment Company Portfolio Turnover	409.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$3,589,901,069
Total number of portfolio holdings	2,743
Total advisory fees paid	$11,098,232
Portfolio turnover rate for the period	409%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003091 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GEQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equity Index Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Institutional Class/GEQYX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the S&P 500® Index.
  The Institutional Class of the Fund underperformed its benchmark for the one-year period ended December 31, 2025 (17.06% (net of fees) versus 17.88%). The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark logged its third consecutive year of double-digit positive performance. Returns were driven by large capitalization names, fueled by strong earnings, optimism around artificial intelligence and potential deregulation under the current administration.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Index Fund (Institutional Class/GEQYX)	17.06%	14.04%	14.67%
S&P 500® Index	17.88%	14.43%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 5,979,439,072
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 4,565,003
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$5,979,439,072
Total number of portfolio holdings	488
Total advisory fees paid	$4,565,003
Portfolio turnover rate for the period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003092 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GEQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equity Index Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Investor Class/GEQZX)	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the S&P 500® Index.
  The Investor Class of the Fund underperformed its benchmark for the one-year period ended December 31, 2025 (16.78% (net of fees) versus 17.88%). The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark logged its third consecutive year of double-digit positive performance. Returns were driven by large capitalization names, fueled by strong earnings, optimism around artificial intelligence and potential deregulation under the current administration.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Index Fund (Investor Class/GEQZX)	16.78%	13.74%	14.36%
S&P 500® Index	17.88%	14.43%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 5,979,439,072
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 4,565,003
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$5,979,439,072
Total number of portfolio holdings	488
Total advisory fees paid	$4,565,003
Portfolio turnover rate for the period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003096 [Member]
Shareholder Report [Line Items]
Fund Name	Value Equity Fund
Class Name	INVESTOR
Trading Symbol	GVEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Investor Class/GVEZX)	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Russell 1000® Value Index, for the one-year period ended December 31, 2025 (13.89% (net of fees) versus 15.91%).
  Large capitalization value stocks underperformed large capitalization growth stocks but still posted strong positive double-digit returns across many sectors in 2025, particularly communication services, information technology and industrials.
  The Fund remained diversified, with a modest underweight to the industrials and health care sectors and a modest overweight to the technology sector.
  Security selection within the health care and financials sectors were the primary detractors from benchmark-relative returns, while security selection within the industrials sector contributed to benchmark-relative returns during the year.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. In addition, the Fund used currency forwards to hedge modest foreign currency exposure back to the U.S. dollar. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Value Equity Fund (Investor Class/GVEZX)	13.89%	11.21%	10.07%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,092,640,500
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 5,972,968
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,092,640,500
Total number of portfolio holdings	132
Total advisory fees paid	$5,972,968
Portfolio turnover rate for the period	67%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003095 [Member]
Shareholder Report [Line Items]
Fund Name	Value Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GVEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Institutional Class/GVEYX)	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the Russell 1000® Value Index, for the one-year period ended December 31, 2025 (14.23% (net of fees) versus 15.91%).
  Large capitalization value stocks underperformed large capitalization growth stocks but still posted strong positive double-digit returns across many sectors in 2025, particularly communication services, information technology and industrials.
  The Fund remained diversified, with a modest underweight to the industrials and health care sectors and a modest overweight to the technology sector. Security selection within the health care and financials sectors were the primary detractors from benchmark-relative returns, while security selection within the industrials sector contributed to benchmark-relative returns during the year.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. In addition, the Fund used currency forwards to hedge modest foreign currency exposure back to the U.S. dollar. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Value Equity Fund (Institutional Class/GVEYX)	14.23%	11.51%	10.36%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,092,640,500
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 5,972,968
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,092,640,500
Total number of portfolio holdings	132
Total advisory fees paid	$5,972,968
Portfolio turnover rate for the period	67%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003099 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GGEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Growth Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Institutional Class/GGEYX)	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the Russell 1000® Growth Index, for the one-year period ended December 31, 2025 (13.17% (net of fees) versus 18.56%).
  Large capitalization growth stocks outperformed large capitalization value stocks during 2025, as the market continued to reward mega capitalization stocks, which accounted for a large portion of the performance of the benchmark index. This created a significant hurdle for active management as growth managers that were underweight in these particular stocks most likely experienced underperformance for the year.
  The Fund had a modest underweight to the technology sector and a modest overweight to the communication services sector. Security selection within the information technology sector detracted from benchmark-relative performance, while security selection within the consumer staples sector benefited benchmark-relative returns during the year.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Growth Equity Fund (Institutional Class/GGEYX)	13.17%	10.10%	14.66%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,910,177,331
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 10,664,003
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,910,177,331
Total number of portfolio holdings	120
Total advisory fees paid	$10,664,003
Portfolio turnover rate for the period	45%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003100 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Equity Fund
Class Name	INVESTOR
Trading Symbol	GGEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Growth Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Investor Class/GGEZX)	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Russell 1000® Growth Index, for the one-year period ended December 31, 2025 (12.85% (net of fees) versus 18.56%).
  Large capitalization growth stocks outperformed large capitalization value stocks during 2025, as the market continued to reward mega capitalization stocks, which accounted for a large portion of the performance of the benchmark index. This created a significant hurdle for active management as growth managers that were underweight in these particular stocks most likely experienced underperformance for the year.
  The Fund had a modest underweight to the technology sector and a modest overweight to the communication services sector. Security selection within the information technology sector detracted from benchmark-relative performance, while security selection within the consumer staples sector benefited benchmark-relative returns during the year.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Growth Equity Fund (Investor Class/GGEZX)	12.85%	9.81%	14.36%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,910,177,331
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 10,664,003
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,910,177,331
Total number of portfolio holdings	120
Total advisory fees paid	$10,664,003
Portfolio turnover rate for the period	45%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000003104 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Equity Fund
Class Name	INVESTOR
Trading Symbol	GSCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Investor Class/GSCZX)	$123	1.20%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Russell 2000® Index, for the one-year period ended December 31, 2025 (5.75% (net of fees) versus 12.81%).
  Small capitalization stocks underperformed large capitalization stocks but still generated double-digit returns during a period where most sectors posted positive returns, with the exception of the energy and consumer staples sectors.
  The Fund maintained an allocation across all sectors, with a modest overweight to the industrials and financials sectors and a modest underweight to the health care and information technology sectors.
  The Fund struggled to keep pace with the benchmark during the low-quality rally when companies with no revenues significantly outperformed. Security selection within the technology and materials sectors were the primary detractors from benchmark-relative returns, while security selection within the health care sector contributed to benchmark-relative returns for the one-year period.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. In addition, the Fund used currency forwards to hedge modest foreign currency exposure back to the U.S. dollar. Overall, derivative exposure had a negative impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Equity Fund (Investor Class/GSCZX)	5.75%	5.93%	8.75%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 843,645,713
Holdings Count | Holding	709
Advisory Fees Paid, Amount	$ 7,231,441
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$843,645,713
Total number of portfolio holdings	709
Total advisory fees paid	$7,231,441
Portfolio turnover rate for the period	88%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In March 2025, the Fund's management fee increased by 0.01% to 0.87%.
  During the year, there were changes to the Fund’s sub-advisers. In March 2025, Driehaus Capital Management LLC began serving as a sub-adviser to the Fund.  On December 1, 2025, Nomura Holding America Inc. acquired the U.S. and European public investments asset management business of Macquarie Asset Management (the “Transaction”), which included Delaware Investments Fund Advisers (“DIFA”), a series of Macquarie Investment Management Business Trust.  Upon close of the Transaction, DIFA was renamed Nomura Investments Fund Advisers.

Material Fund Change Expenses [Text Block]	In March 2025, the Fund's management fee increased by 0.01% to 0.87%.
Material Fund Change Adviser [Text Block]
During the year, there were changes to the Fund’s sub-advisers. In March 2025, Driehaus Capital Management LLC began serving as a sub-adviser to the Fund.  On December 1, 2025, Nomura Holding America Inc. acquired the U.S. and European public investments asset management business of Macquarie Asset Management (the “Transaction”), which included Delaware Investments Fund Advisers (“DIFA”), a series of Macquarie Investment Management Business Trust.  Upon close of the Transaction, DIFA was renamed Nomura Investments Fund Advisers.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003103 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GSCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Institutional Class/GSCYX)	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the Russell 2000® Index, for the one-year period ended December 31, 2025 (6.06% (net of fees) versus 12.81%).
  Small capitalization stocks underperformed large capitalization stocks but still generated double-digit returns during a period where most sectors posted positive returns, with the exception of the energy and consumer staples sectors.
  The Fund maintained an allocation across all sectors, with a modest overweight to the industrials and financials sectors and a modest underweight to the health care and information technology sectors.
  The Fund struggled to keep pace with the benchmark during the low-quality rally when companies with no revenues significantly outperformed. Security selection within the technology and materials sectors were the primary detractors from benchmark-relative returns, while security selection within the health care sector contributed to benchmark-relative returns for the one-year period.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. In addition, the Fund used currency forwards to hedge modest foreign currency exposure back to the U.S. dollar. Overall, derivative exposure had a negative impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Equity Fund (Institutional Class/GSCYX)	6.06%	6.22%	9.04%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 843,645,713
Holdings Count | Holding	709
Advisory Fees Paid, Amount	$ 7,231,441
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$843,645,713
Total number of portfolio holdings	709
Total advisory fees paid	$7,231,441
Portfolio turnover rate for the period	88%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In March 2025, the Fund's management fee increased by 0.01% to 0.87%.
  During the year, there were changes to the Fund’s sub-advisers. In March 2025, Driehaus Capital Management LLC began serving as a sub-adviser to the Fund.  On December 1, 2025, Nomura Holding America Inc. acquired the U.S. and European public investments asset management business of Macquarie Asset Management (the “Transaction”), which included Delaware Investments Fund Advisers (“DIFA”), a series of Macquarie Investment Management Business Trust.  Upon close of the Transaction, DIFA was renamed Nomura Investments Fund Advisers.

Material Fund Change Expenses [Text Block]	In March 2025, the Fund's management fee increased by 0.01% to 0.87%.
Material Fund Change Adviser [Text Block]
During the year, there were changes to the Fund’s sub-advisers. In March 2025, Driehaus Capital Management LLC began serving as a sub-adviser to the Fund.  On December 1, 2025, Nomura Holding America Inc. acquired the U.S. and European public investments asset management business of Macquarie Asset Management (the “Transaction”), which included Delaware Investments Fund Advisers (“DIFA”), a series of Macquarie Investment Management Business Trust.  Upon close of the Transaction, DIFA was renamed Nomura Investments Fund Advisers.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003107 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GIEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Institutional Class/GIEYX)	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund’s portfolio was diversified among a large number of companies across different industries, economic sectors and countries.
  The Institutional Class of the Fund underperformed its benchmark, the MSCI EAFE Index – Net, for the one-year period ended December 31, 2025 (28.12% (net of fees) versus 31.22%).
  Developed non-U.S. markets (represented by the MSCI EAFE Index) saw positive performance in 2025 and outperformed their U.S. counterparts.
  On a country basis, the Fund’s underweight allocation to Denmark contributed meaningfully to performance while an off-benchmark allocation to the United States detracted. Stock selection was the strongest in Australia and the weakest in Germany. Currency effect on performance was the strongest in Japan and the weakest in the United States. On a sector basis, an underweight allocation to health care was strongly additive to performance while an overweight allocation to consumer discretionary detracted. Stock selection was the strongest in health care and weakest in financials.
  In 2025, the Fund utilized certain derivatives to express active views in currency and country selection. These derivative positions primarily included currency forward contracts, stock index futures and total return swaps. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Fund (Institutional Class/GIEYX)	28.12%	8.30%	8.49%
MSCI EAFE Index - Net	31.22%	8.93%	8.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,488,137,419
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 10,574,903
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,488,137,419
Total number of portfolio holdings	450
Total advisory fees paid	$10,574,903
Portfolio turnover rate for the period	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	24.7%
Industrials	18.3%
Information Technology	12.1%
Consumer Discretionary	11.3%
Health Care	8.1%
Consumer Staples	5.3%
Communication Services	4.5%
Materials	4.0%
Energy	2.5%
Utilities	1.7%
Real Estate	0.9%
Other*	6.0%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000003108 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	INVESTOR
Trading Symbol	GIEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Investor Class/GIEZX)	$128	1.12%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund’s portfolio was diversified among a large number of companies across different industries, economic sectors and countries.
  The Investor Class of the Fund underperformed its benchmark, the MSCI EAFE Index – Net, for the one-year period ended December 31, 2025 (27.78% (net of fees) versus 31.22%).
  Developed non-U.S. markets (represented by the MSCI EAFE Index) saw positive performance in 2025 and outperformed their U.S. counterparts.
  On a country basis, the Fund’s underweight allocation to Denmark contributed meaningfully to performance while an off-benchmark allocation to the United States detracted. Stock selection was the strongest in Australia and the weakest in Germany. Currency effect on performance was the strongest in Japan and the weakest in the United States. On a sector basis, an underweight allocation to health care was strongly additive to performance while an overweight allocation to consumer discretionary detracted. Stock selection was the strongest in health care and the weakest in financials.
  In 2025, the Fund utilized certain derivatives to express active views in currency and country selection. These derivative positions primarily included currency forward contracts, stock index futures and total return swaps. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Fund (Investor Class/GIEZX)	27.78%	8.01%	8.20%
MSCI EAFE Index - Net	31.22%	8.93%	8.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,488,137,419
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 10,574,903
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,488,137,419
Total number of portfolio holdings	450
Total advisory fees paid	$10,574,903
Portfolio turnover rate for the period	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	24.7%
Industrials	18.3%
Information Technology	12.1%
Consumer Discretionary	11.3%
Health Care	8.1%
Consumer Staples	5.3%
Communication Services	4.5%
Materials	4.0%
Energy	2.5%
Utilities	1.7%
Real Estate	0.9%
Other*	6.0%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000003111 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Allocation Fund
Class Name	INVESTOR
Trading Symbol	GGIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Balanced Allocation Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Investor Class/GGIZX)	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s results were driven by the performance of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 12.48%, net of fees.
  Equities generally outperformed fixed income during the year, and non‑U.S. equities outpaced U.S. equities.
  Notable contributors to performance included allocations to intermediate bonds and non‑U.S. equities, spanning both developed markets and emerging markets, in a year where major asset classes broadly posted positive returns.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
*The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index - Net and 16.00% MSCI ACWI (All Country World Index) ex USA Index - Net.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Allocation Fund (Investor Class/GGIZX)	12.48%	4.31%	6.24%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Composite Benchmark*	14.49%	5.89%	7.45%
*The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index - Net and 16.00% MSCI ACWI (All Country World Index) ex USA Index - Net.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 25, 2025
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,348,636,737
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 1,299,330
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,348,636,737
Total number of portfolio holdings	15
Total advisory fees paid	$1,299,330
Portfolio turnover rate for the period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.7%
GuideStone Growth Equity Fund	10.8%
GuideStone International Equity Fund	10.3%
GuideStone Defensive Market Strategies® Fund	8.6%
GuideStone Value Equity Fund	8.4%
GuideStone Global Bond Fund	8.2%
GuideStone Emerging Markets Equity Fund	4.2%
GuideStone Low-Duration Bond Fund	4.1%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Value Equity Index Fund	2.6%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.7%
GuideStone Growth Equity Fund	10.8%
GuideStone International Equity Fund	10.3%
GuideStone Defensive Market Strategies® Fund	8.6%
GuideStone Value Equity Fund	8.4%
GuideStone Global Bond Fund	8.2%
GuideStone Emerging Markets Equity Fund	4.2%
GuideStone Low-Duration Bond Fund	4.1%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Value Equity Index Fund	2.6%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Balanced Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.

Material Fund Change Strategies [Text Block]
In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Balanced Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000169229 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GBAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Balanced Allocation Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Institutional Class/GBAYX)	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s results were driven by the performance of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 12.80%, net of fees.
  Equities generally outperformed fixed income during the year, and non‑U.S. equities outpaced U.S. equities.
  Notable contributors to performance included allocations to intermediate bonds and non‑U.S. equities, spanning both developed markets and emerging markets, in a year where major asset classes broadly posted positive returns.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
*The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index - Net and 16.00% MSCI ACWI (All Country World Index) ex USA Index - Net.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Allocation Fund (Institutional Class/GBAYX)	12.80%	4.57%	6.50%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Composite Benchmark*	14.49%	5.89%	7.45%
*The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index - Net and 16.00% MSCI ACWI (All Country World Index) ex USA Index - Net.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 25, 2025
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,348,636,737
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 1,299,330
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,348,636,737
Total number of portfolio holdings	15
Total advisory fees paid	$1,299,330
Portfolio turnover rate for the period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.7%
GuideStone Growth Equity Fund	10.8%
GuideStone International Equity Fund	10.3%
GuideStone Defensive Market Strategies® Fund	8.6%
GuideStone Value Equity Fund	8.4%
GuideStone Global Bond Fund	8.2%
GuideStone Emerging Markets Equity Fund	4.2%
GuideStone Low-Duration Bond Fund	4.1%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Value Equity Index Fund	2.6%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.7%
GuideStone Growth Equity Fund	10.8%
GuideStone International Equity Fund	10.3%
GuideStone Defensive Market Strategies® Fund	8.6%
GuideStone Value Equity Fund	8.4%
GuideStone Global Bond Fund	8.2%
GuideStone Emerging Markets Equity Fund	4.2%
GuideStone Low-Duration Bond Fund	4.1%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Value Equity Index Fund	2.6%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Balanced Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.

Material Fund Change Strategies [Text Block]
In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Balanced Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000169230 [Member]
Shareholder Report [Line Items]
Fund Name	Moderately Aggressive Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GGRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Moderately Aggressive Allocation Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Moderately Aggressive Allocation Fund (Institutional Class/GGRYX)	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s results were driven by the performance of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 16.49%, net of fees.
  Equities generally outperformed fixed income during the year, and non‑U.S. equities outpaced U.S. equities.
  Notable contributors to performance included allocations to non‑U.S. equities, spanning both developed markets and emerging markets, in a year where major asset classes broadly posted positive returns.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
*The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index - Net and 28.00% MSCI ACWI (All Country World Index) ex USA Index - Net.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Moderately Aggressive Allocation Fund (Institutional Class/GGRYX)	16.49%	7.03%	8.73%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
Russell 3000® Index	17.15%	13.15%	14.29%
Composite Benchmark*	18.78%	8.57%	9.70%
*The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index - Net and 28.00% MSCI ACWI (All Country World Index) ex USA Index - Net.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,186,992,449
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 1,117,180
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,186,992,449
Total number of portfolio holdings	15
Total advisory fees paid	$1,117,180
Portfolio turnover rate for the period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Growth Equity Fund	16.9%
GuideStone International Equity Fund	16.8%
GuideStone Value Equity Fund	14.5%
GuideStone Medium-Duration Bond Fund	12.9%
GuideStone Emerging Markets Equity Fund	8.0%
GuideStone Value Equity Index Fund	7.2%
GuideStone Growth Equity Index Fund	7.1%
GuideStone Small Cap Equity Fund	3.5%
GuideStone Defensive Market Strategies® Fund	2.7%
GuideStone Global Bond Fund	2.5%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Growth Equity Fund	16.9%
GuideStone International Equity Fund	16.8%
GuideStone Value Equity Fund	14.5%
GuideStone Medium-Duration Bond Fund	12.9%
GuideStone Emerging Markets Equity Fund	8.0%
GuideStone Value Equity Index Fund	7.2%
GuideStone Growth Equity Index Fund	7.1%
GuideStone Small Cap Equity Fund	3.5%
GuideStone Defensive Market Strategies® Fund	2.7%
GuideStone Global Bond Fund	2.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  On May 1, 2025, the Growth Allocation Fund was renamed the Moderately Aggressive Allocation Fund.
  In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Moderately Aggressive Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.

Material Fund Change Name [Text Block]	On May 1, 2025, the Growth Allocation Fund was renamed the Moderately Aggressive Allocation Fund.
Material Fund Change Strategies [Text Block]
In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Moderately Aggressive Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003114 [Member]
Shareholder Report [Line Items]
Fund Name	Moderately Aggressive Allocation Fund
Class Name	INVESTOR
Trading Symbol	GCOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Moderately Aggressive Allocation Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Moderately Aggressive Allocation Fund (Investor Class/GCOZX)	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s results were driven by the performance of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 16.11%, net of fees.
  Equities generally outperformed fixed income during the year, and non‑U.S. equities outpaced U.S. equities.
  Notable contributors to performance included allocations to non‑U.S. equities, spanning both developed markets and emerging markets, in a year where major asset classes broadly posted positive returns.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
*The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index - Net and 28.00% MSCI ACWI (All Country World Index) ex USA Index - Net.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Moderately Aggressive Allocation Fund (Investor Class/GCOZX)	16.11%	6.76%	8.45%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
Russell 3000® Index	17.15%	13.15%	14.29%
Composite Benchmark*	18.78%	8.57%	9.70%
*The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index - Net and 28.00% MSCI ACWI (All Country World Index) ex USA Index - Net.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,186,992,449
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 1,117,180
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,186,992,449
Total number of portfolio holdings	15
Total advisory fees paid	$1,117,180
Portfolio turnover rate for the period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Growth Equity Fund	16.9%
GuideStone International Equity Fund	16.8%
GuideStone Value Equity Fund	14.5%
GuideStone Medium-Duration Bond Fund	12.9%
GuideStone Emerging Markets Equity Fund	8.0%
GuideStone Value Equity Index Fund	7.2%
GuideStone Growth Equity Index Fund	7.1%
GuideStone Small Cap Equity Fund	3.5%
GuideStone Defensive Market Strategies® Fund	2.7%
GuideStone Global Bond Fund	2.5%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Growth Equity Fund	16.9%
GuideStone International Equity Fund	16.8%
GuideStone Value Equity Fund	14.5%
GuideStone Medium-Duration Bond Fund	12.9%
GuideStone Emerging Markets Equity Fund	8.0%
GuideStone Value Equity Index Fund	7.2%
GuideStone Growth Equity Index Fund	7.1%
GuideStone Small Cap Equity Fund	3.5%
GuideStone Defensive Market Strategies® Fund	2.7%
GuideStone Global Bond Fund	2.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  On May 1, 2025, the Growth Allocation Fund was renamed the Moderately Aggressive Allocation Fund.
  In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Moderately Aggressive Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.

Material Fund Change Name [Text Block]	On May 1, 2025, the Growth Allocation Fund was renamed the Moderately Aggressive Allocation Fund.
Material Fund Change Strategies [Text Block]
In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Moderately Aggressive Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003117 [Member]
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	INVESTOR
Trading Symbol	GGBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aggressive Allocation Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Investor Class/GGBZX)	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s results were driven by the performance of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 19.59%, net of fees.
  Equities were broadly up for the year with U.S. large capitalization equities outperforming U.S. small capitalization equities, and non‑U.S. equities outpacing U.S. equities.
  Notable contributors to performance included allocations to U.S. equites and non‑U.S. equities, spanning both developed markets and emerging markets.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
*The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index - Net.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Aggressive Allocation Fund (Investor Class/GGBZX)	19.59%	9.01%	10.46%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
Russell 3000® Index	17.15%	13.15%	14.29%
Composite Benchmark*	23.14%	11.14%	12.00%
*The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index - Net.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 25, 2025
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,222,930,071
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,138,879
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,222,930,071
Total number of portfolio holdings	8
Total advisory fees paid	$1,138,879
Portfolio turnover rate for the period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.4%
GuideStone Growth Equity Fund	23.7%
GuideStone Value Equity Fund	19.6%
GuideStone Emerging Markets Equity Fund	11.3%
GuideStone Value Equity Index Fund	6.5%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Small Cap Equity Fund	5.0%
GuideStone Money Market Fund, 3.69%	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.4%
GuideStone Growth Equity Fund	23.7%
GuideStone Value Equity Fund	19.6%
GuideStone Emerging Markets Equity Fund	11.3%
GuideStone Value Equity Index Fund	6.5%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Small Cap Equity Fund	5.0%
GuideStone Money Market Fund, 3.69%	1.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Aggressive Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.

Material Fund Change Strategies [Text Block]
In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Aggressive Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000169231 [Member]
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GAGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aggressive Allocation Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Institutional Class/GAGYX)	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s results were driven by the performance of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 19.92%, net of fees.
  Equities were broadly up for the year with U.S. large capitalization equities outperforming U.S. small capitalization equities, and non‑U.S. equities outpacing U.S. equities.
  Notable contributors to performance included allocations to U.S. equites and non‑U.S. equities, spanning both developed markets and emerging markets.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
*The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index - Net.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Aggressive Allocation Fund (Institutional Class/GAGYX)	19.92%	9.28%	10.74%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
Russell 3000® Index	17.15%	13.15%	14.29%
Composite Benchmark*	23.14%	11.14%	12.00%
*The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index - Net.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 25, 2025
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,222,930,071
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,138,879
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,222,930,071
Total number of portfolio holdings	8
Total advisory fees paid	$1,138,879
Portfolio turnover rate for the period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.4%
GuideStone Growth Equity Fund	23.7%
GuideStone Value Equity Fund	19.6%
GuideStone Emerging Markets Equity Fund	11.3%
GuideStone Value Equity Index Fund	6.5%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Small Cap Equity Fund	5.0%
GuideStone Money Market Fund, 3.69%	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.4%
GuideStone Growth Equity Fund	23.7%
GuideStone Value Equity Fund	19.6%
GuideStone Emerging Markets Equity Fund	11.3%
GuideStone Value Equity Index Fund	6.5%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Small Cap Equity Fund	5.0%
GuideStone Money Market Fund, 3.69%	1.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Aggressive Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.

Material Fund Change Strategies [Text Block]
In connection with the liquidation and termination of the Impact Equity Fund on July 25, 2025, the principal investment strategies for the Aggressive Allocation Fund changed to remove impact-related investments as an investment option for the Equities Asset Class.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003124 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Money Market Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Institutional Class/GMYXX)	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2025 (4.22% (net of fees) versus 4.29%).
  The Fund is a government money market fund and invested no less than 99.5% of its total assets in eligible government money market fund securities. The Fund maintained a stable per share price of $1.00, while declaring dividends daily and paying them monthly based on its daily value. Underperformance relative to the benchmark index was primarily a function of the expenses of the Fund.
  The Federal Reserve (“Fed”) once again cut rates in 2025 and decreased the target range of the federal funds rate to 3.50% from 3.75% as of the end of the year. The Fed’s target range started the year at 4.25% to 4.50%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Money Market Fund (Institutional Class/GMYXX)	4.22%	3.16%	2.11%
Bloomberg US Treasury Bills: 1-3 Months Index	4.29%	3.24%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 2,023,451,789
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 2,286,796
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,023,451,789
Total number of portfolio holdings	129
Total advisory fees paid	$2,286,796

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. MATURITY TABLE
C000003125 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	INVESTOR
Trading Symbol	GMZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Money Market Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Investor Class/GMZXX)	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2025 (3.94% (net of fees) versus 4.29%).
  The Fund is a government money market fund and invested no less than 99.5% of its total assets in eligible government money market fund securities. The Fund maintained a stable per share price of $1.00, while declaring dividends daily and paying them monthly based on its daily value. Underperformance relative to the benchmark index was primarily a function of the expenses of the Fund.
  The Federal Reserve (“Fed”) once again cut rates in 2025 and decreased the target range of the federal funds rate to 3.50% from 3.75% as of the end of the year. The Fed’s target range started the year at 4.25% to 4.50%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Money Market Fund (Investor Class/GMZXX)	3.94%	2.95%	1.89%
Bloomberg US Treasury Bills: 1-3 Months Index	4.29%	3.24%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 2,023,451,789
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 2,286,796
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,023,451,789
Total number of portfolio holdings	129
Total advisory fees paid	$2,286,796

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. MATURITY TABLE
C000039440 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2015 Fund
Class Name	INVESTOR
Trading Symbol	GMTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2015 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2015 Fund (Investor Class/GMTZX)	$41	0.39%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 41	[1]
Expense Ratio, Percent	0.39%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 11.55%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2015 Fund (Investor Class/GMTZX)	11.55%	4.27%	5.95%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.83%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All Country World Index) ex-USA Index - Net	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 726,932,912
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 489,574
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$726,932,912
Total number of portfolio holdings	36
Total advisory fees paid	$489,574
Portfolio turnover rate for the period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	34.0%
GuideStone Equity Index Fund	19.0%
GuideStone Low-Duration Bond Fund	10.4%
GuideStone International Equity Index Fund	8.7%
GuideStone Defensive Market Strategies® Fund	7.5%
GuideStone Global Bond Fund	5.8%
GuideStone Emerging Markets Equity Fund	2.0%
GuideStone Money Market Fund, 3.69%	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.5%
GuideStone Small Cap Equity Fund	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	34.0%
GuideStone Equity Index Fund	19.0%
GuideStone Low-Duration Bond Fund	10.4%
GuideStone International Equity Index Fund	8.7%
GuideStone Defensive Market Strategies® Fund	7.5%
GuideStone Global Bond Fund	5.8%
GuideStone Emerging Markets Equity Fund	2.0%
GuideStone Money Market Fund, 3.69%	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.5%
GuideStone Small Cap Equity Fund	1.2%

C000185894 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2015 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2015 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2015 Fund (Institutional Class/GMTYX)	$10	0.09%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 10	[2]
Expense Ratio, Percent	0.09%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 11.94%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2015 Fund (Institutional Class/GMTYX)	11.94%	4.57%	5.81%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.82%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.97%
Russell 3000® Index	17.15%	13.15%	14.16%
MSCI ACWI (All Country World Index) ex-USA Index - Net	32.39%	7.91%	7.99%

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 726,932,912
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 489,574
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$726,932,912
Total number of portfolio holdings	36
Total advisory fees paid	$489,574
Portfolio turnover rate for the period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	34.0%
GuideStone Equity Index Fund	19.0%
GuideStone Low-Duration Bond Fund	10.4%
GuideStone International Equity Index Fund	8.7%
GuideStone Defensive Market Strategies® Fund	7.5%
GuideStone Global Bond Fund	5.8%
GuideStone Emerging Markets Equity Fund	2.0%
GuideStone Money Market Fund, 3.69%	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.5%
GuideStone Small Cap Equity Fund	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	34.0%
GuideStone Equity Index Fund	19.0%
GuideStone Low-Duration Bond Fund	10.4%
GuideStone International Equity Index Fund	8.7%
GuideStone Defensive Market Strategies® Fund	7.5%
GuideStone Global Bond Fund	5.8%
GuideStone Emerging Markets Equity Fund	2.0%
GuideStone Money Market Fund, 3.69%	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.5%
GuideStone Small Cap Equity Fund	1.2%

C000185895 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2025 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2025 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2025 Fund (Institutional Class/GMWYX)	$9	0.08%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 9	[3]
Expense Ratio, Percent	0.08%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 13.19%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2025 Fund (Institutional Class/GMWYX)	13.19%	5.51%	6.92%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.58%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.82%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.97%
Russell 3000® Index	17.15%	13.15%	14.16%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	7.99%

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 2,109,182,300
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,690,297
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,109,182,300
Total number of portfolio holdings	36
Total advisory fees paid	$1,690,297
Portfolio turnover rate for the period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.1%
GuideStone Equity Index Fund	23.6%
GuideStone International Equity Index Fund	11.0%
GuideStone Defensive Market Strategies® Fund	9.3%
GuideStone Global Bond Fund	5.6%
GuideStone Low-Duration Bond Fund	5.1%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Small Cap Equity Fund	1.8%
GuideStone Money Market Fund, 3.69%	1.8%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.1%
GuideStone Equity Index Fund	23.6%
GuideStone International Equity Index Fund	11.0%
GuideStone Defensive Market Strategies® Fund	9.3%
GuideStone Global Bond Fund	5.6%
GuideStone Low-Duration Bond Fund	5.1%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Small Cap Equity Fund	1.8%
GuideStone Money Market Fund, 3.69%	1.8%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.0%

C000039443 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2025 Fund
Class Name	INVESTOR
Trading Symbol	GMWZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2025 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2025 Fund (Investor Class/GMWZX)	$40	0.38%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 40	[4]
Expense Ratio, Percent	0.38%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 12.81%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2025 Fund (Investor Class/GMWZX)	12.81%	5.22%	7.13%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.83%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 2,109,182,300
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,690,297
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,109,182,300
Total number of portfolio holdings	36
Total advisory fees paid	$1,690,297
Portfolio turnover rate for the period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.1%
GuideStone Equity Index Fund	23.6%
GuideStone International Equity Index Fund	11.0%
GuideStone Defensive Market Strategies® Fund	9.3%
GuideStone Global Bond Fund	5.6%
GuideStone Low-Duration Bond Fund	5.1%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Small Cap Equity Fund	1.8%
GuideStone Money Market Fund, 3.69%	1.8%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.1%
GuideStone Equity Index Fund	23.6%
GuideStone International Equity Index Fund	11.0%
GuideStone Defensive Market Strategies® Fund	9.3%
GuideStone Global Bond Fund	5.6%
GuideStone Low-Duration Bond Fund	5.1%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Small Cap Equity Fund	1.8%
GuideStone Money Market Fund, 3.69%	1.8%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.0%

C000039446 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2035 Fund
Class Name	INVESTOR
Trading Symbol	GMHZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2035 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2035 Fund (Investor Class/GMHZX)	$40	0.37%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 40	[5]
Expense Ratio, Percent	0.37%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 15.48%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2035 Fund (Investor Class/GMHZX)	15.48%	7.08%	8.80%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.83%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 2,359,198,848
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,828,482
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,359,198,848
Total number of portfolio holdings	36
Total advisory fees paid	$1,828,482
Portfolio turnover rate for the period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	34.2%
GuideStone Medium-Duration Bond Fund	24.1%
GuideStone International Equity Index Fund	16.2%
GuideStone Defensive Market Strategies® Fund	7.8%
GuideStone Global Bond Fund	5.8%
GuideStone Emerging Markets Equity Fund	3.9%
GuideStone Small Cap Equity Fund	3.0%
GuideStone Money Market Fund, 3.69%	2.0%
GuideStone Global Real Estate Securities Fund	1.3%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	34.2%
GuideStone Medium-Duration Bond Fund	24.1%
GuideStone International Equity Index Fund	16.2%
GuideStone Defensive Market Strategies® Fund	7.8%
GuideStone Global Bond Fund	5.8%
GuideStone Emerging Markets Equity Fund	3.9%
GuideStone Small Cap Equity Fund	3.0%
GuideStone Money Market Fund, 3.69%	2.0%
GuideStone Global Real Estate Securities Fund	1.3%
GuideStone Strategic Alternatives Fund	1.0%

C000185896 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2035 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2035 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2035 Fund (Institutional Class/GMHYX)	$10	0.09%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 10	[6]
Expense Ratio, Percent	0.09%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 15.72%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2035 Fund (Institutional Class/GMHYX)	15.72%	7.37%	8.69%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.58%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.82%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.97%
Russell 3000® Index	17.15%	13.15%	14.16%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	7.99%

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 2,359,198,848
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,828,482
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,359,198,848
Total number of portfolio holdings	36
Total advisory fees paid	$1,828,482
Portfolio turnover rate for the period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	34.2%
GuideStone Medium-Duration Bond Fund	24.1%
GuideStone International Equity Index Fund	16.2%
GuideStone Defensive Market Strategies® Fund	7.8%
GuideStone Global Bond Fund	5.8%
GuideStone Emerging Markets Equity Fund	3.9%
GuideStone Small Cap Equity Fund	3.0%
GuideStone Money Market Fund, 3.69%	2.0%
GuideStone Global Real Estate Securities Fund	1.3%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	34.2%
GuideStone Medium-Duration Bond Fund	24.1%
GuideStone International Equity Index Fund	16.2%
GuideStone Defensive Market Strategies® Fund	7.8%
GuideStone Global Bond Fund	5.8%
GuideStone Emerging Markets Equity Fund	3.9%
GuideStone Small Cap Equity Fund	3.0%
GuideStone Money Market Fund, 3.69%	2.0%
GuideStone Global Real Estate Securities Fund	1.3%
GuideStone Strategic Alternatives Fund	1.0%

C000185897 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2045 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2045 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2045 Fund (Institutional Class/GMYYX)	$13	0.12%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 13	[7]
Expense Ratio, Percent	0.12%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 18.57%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2045 Fund (Institutional Class/GMYYX)	18.57%	9.30%	10.15%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.58%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.82%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.97%
Russell 3000® Index	17.15%	13.15%	14.16%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	7.99%

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 2,052,647,281
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,813,328
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,052,647,281
Total number of portfolio holdings	10
Total advisory fees paid	$1,813,328
Portfolio turnover rate for the period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.8%
GuideStone International Equity Index Fund	22.4%
GuideStone Medium-Duration Bond Fund	10.5%
GuideStone Emerging Markets Equity Fund	5.4%
GuideStone Small Cap Equity Fund	4.6%
GuideStone Defensive Market Strategies® Fund	3.9%
GuideStone Global Bond Fund	2.6%
GuideStone Money Market Fund, 3.69%	2.0%
GuideStone Global Real Estate Securities Fund	1.7%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.8%
GuideStone International Equity Index Fund	22.4%
GuideStone Medium-Duration Bond Fund	10.5%
GuideStone Emerging Markets Equity Fund	5.4%
GuideStone Small Cap Equity Fund	4.6%
GuideStone Defensive Market Strategies® Fund	3.9%
GuideStone Global Bond Fund	2.6%
GuideStone Money Market Fund, 3.69%	2.0%
GuideStone Global Real Estate Securities Fund	1.7%

C000039449 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2045 Fund
Class Name	INVESTOR
Trading Symbol	GMFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2045 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2045 Fund (Investor Class/GMFZX)	$41	0.38%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 41	[8]
Expense Ratio, Percent	0.38%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 18.20%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2045 Fund (Investor Class/GMFZX)	18.20%	9.00%	10.16%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.83%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 2,052,647,281
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,813,328
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,052,647,281
Total number of portfolio holdings	10
Total advisory fees paid	$1,813,328
Portfolio turnover rate for the period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.8%
GuideStone International Equity Index Fund	22.4%
GuideStone Medium-Duration Bond Fund	10.5%
GuideStone Emerging Markets Equity Fund	5.4%
GuideStone Small Cap Equity Fund	4.6%
GuideStone Defensive Market Strategies® Fund	3.9%
GuideStone Global Bond Fund	2.6%
GuideStone Money Market Fund, 3.69%	2.0%
GuideStone Global Real Estate Securities Fund	1.7%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.8%
GuideStone International Equity Index Fund	22.4%
GuideStone Medium-Duration Bond Fund	10.5%
GuideStone Emerging Markets Equity Fund	5.4%
GuideStone Small Cap Equity Fund	4.6%
GuideStone Defensive Market Strategies® Fund	3.9%
GuideStone Global Bond Fund	2.6%
GuideStone Money Market Fund, 3.69%	2.0%
GuideStone Global Real Estate Securities Fund	1.7%

C000039452 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	INVESTOR
Trading Symbol	GGBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Investor Class/GGBFX)	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its composite benchmark index of 70% Bloomberg Global Aggregate Bond Index-Unhedged, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index, for the one-year period ended December 31, 2025 (7.55% (net of fees) versus 8.88%).
  Generally, global economic growth remained strong in 2025. Rate volatility also remained elevated as central banks across both developed markets and emerging markets economies continued rate cuts with inflation generally cooling across the globe. Risk assets in global fixed income outperformed once again in 2025, with higher yielding sectors, emerging markets debt and high yield bonds, leading the way.
  Compared with its benchmark index, the Fund’s underweight to emerging markets debt was the biggest detractor. Emerging markets debt was the best performing fixed income sector in 2025. Additionally, U.S. dollar weakness in 2025 hurt the Fund, as the Fund was overweight the U.S. dollar in the first half of 2025.
  In 2025, the Fund used derivates to manage interest rate, credit, currency and yield curve positioning. Overall, derivatives detracted from performance, primarily because the Fund used currency derivatives to overweight the U.S. dollar in the first half of 2025, and the U.S. dollar underperformed other major currencies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
*Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Bond Fund (Investor Class/GGBFX)	7.55%	-0.81%	2.44%
Bloomberg Global Aggregate Bond Index	7.77%	-2.90%	3.36%
J.P. Morgan Emerging Markets Bond Index (EMBI) Plus	12.38%	-0.82%	2.66%
Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index	8.62%	4.50%	6.52%
Composite Benchmark*	8.88%	-0.90%	2.40%
*Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 704,970,359
Holdings Count | Holding	2,144
Advisory Fees Paid, Amount	$ 3,140,335
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$704,970,359
Total number of portfolio holdings	2,144
Total advisory fees paid	$3,140,335
Portfolio turnover rate for the period	144%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In May 2025, the Fund’s management fee decreased by 0.02% to 0.45%.
  During the year, there were changes to the Fund’s sub-advisers. In June 2025, Western Asset Management Company, LLC was terminated, and in July 2025, MFS Institutional Advisors, Inc. began serving as a sub-adviser to the Fund.

Material Fund Change Expenses [Text Block]	In May 2025, the Fund’s management fee decreased by 0.02% to 0.45%.
Material Fund Change Adviser [Text Block]
During the year, there were changes to the Fund’s sub-advisers. In June 2025, Western Asset Management Company, LLC was terminated, and in July 2025, MFS Institutional Advisors, Inc. began serving as a sub-adviser to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000158246 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GGBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Institutional Class/GGBEX)	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its composite benchmark index of 70% Bloomberg Global Aggregate Bond Index-Unhedged, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index, for the one-year period ended December 31, 2025 (7.93% (net of fees) versus 8.88%).
  Generally, global economic growth remained strong in 2025. Rate volatility also remained elevated as central banks across both developed markets and emerging markets economies continued rate cuts with inflation generally cooling across the globe. Risk assets in global fixed income outperformed once again in 2025, with higher yielding sectors, emerging markets debt and high yield bonds, leading the way.
  Compared with its benchmark index, the Fund’s underweight to emerging markets debt was the biggest detractor. Emerging markets debt was the best performing fixed income sector in 2025. Additionally, U.S. dollar weakness in 2025 hurt the Fund, as the Fund was overweight the U.S. dollar in the first half of 2025.
  In 2025, the Fund used derivates to manage interest rate, credit, currency and yield curve positioning. Overall, derivatives detracted from performance, primarily because the Fund used currency derivatives to overweight the U.S. dollar in the first half of 2025, and the U.S. dollar underperformed other major currencies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
*Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Bond Fund (Institutional Class/GGBEX)	7.93%	-0.51%	2.74%
Bloomberg Global Aggregate Bond Index	7.77%	-2.90%	3.36%
J.P. Morgan Emerging Markets Bond Index (EMBI) Plus	12.38%	-0.82%	2.66%
Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index	8.62%	4.50%	6.52%
Composite Benchmark*	8.88%	-0.90%	2.40%
*Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 704,970,359
Holdings Count | Holding	2,144
Advisory Fees Paid, Amount	$ 3,140,335
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$704,970,359
Total number of portfolio holdings	2,144
Total advisory fees paid	$3,140,335
Portfolio turnover rate for the period	144%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  In May 2025, the Fund’s management fee decreased by 0.02% to 0.45%.
  During the year, there were changes to the Fund’s sub-advisers. In June 2025, Western Asset Management Company, LLC was terminated, and in July 2025, MFS Institutional Advisors, Inc. began serving as a sub-adviser to the Fund.

Material Fund Change Expenses [Text Block]	In May 2025, the Fund’s management fee decreased by 0.02% to 0.45%.
Material Fund Change Adviser [Text Block]
During the year, there were changes to the Fund’s sub-advisers. In June 2025, Western Asset Management Company, LLC was terminated, and in July 2025, MFS Institutional Advisors, Inc. began serving as a sub-adviser to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000158247 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	INSTITUTIONAL
Trading Symbol	GREYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Real Estate Securities Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Institutional Class/GREYX)	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund provides exposure to real estate by investing in equity securities of real estate investment trusts (REITs) and other real estate related companies. The Fund was diversified among property sectors and geographical locations.
  The Institutional Class of the Fund underperformed its benchmark, the FTSE EPRA Nareit Developed Index – Net, for the one-year period ended December 31, 2025 (8.98% (net of fees) versus 9.58%).
  Global real estate securities underperformed their global equity counterparts during the year. Stock selection was the strongest contributor to performance within Canada and Japan in 2025, while stock selection in the United States and the United Kingdom were the weakest. In terms of allocation, an overweight to France was the strongest contributor to performance while an underweight to Switzerland was the weakest. By property sector, stock selection delivered the strongest performance results in health care and the weakest in retail.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Real Estate Securities Fund (Institutional Class/GREYX)	8.98%	3.88%	4.73%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
FTSE EPRA Nareit Developed Index - Net	9.58%	2.76%	3.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 311,836,102
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 2,137,140
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$311,836,102
Total number of portfolio holdings	163
Total advisory fees paid	$2,137,140
Portfolio turnover rate for the period	139%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	95.8%
Health Care	1.5%
Information Technology	0.3%
Consumer Discretionary	0.2%
Other*	4.4%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000039453 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	INVESTOR
Trading Symbol	GREZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Real Estate Securities Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Investor Class/GREZX)	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund provides exposure to real estate by investing in equity securities of real estate investment trusts (REITs) and other real estate related companies. The Fund was diversified among property sectors and geographical locations.
  The Investor Class of the Fund underperformed its benchmark, the FTSE EPRA Nareit Developed Index, for the one-year period ended December 31, 2025 (8.54% (net of fees) versus 9.58%).
  Global real estate securities underperformed their global equity counterparts during the year. Stock selection was the strongest contributor to performance within Canada and Japan in 2025, while stock selection in the United States and the United Kingdom were the weakest. In terms of allocation, an overweight to France was the strongest contributor to performance while an underweight to Switzerland was the weakest. By property sector, stock selection delivered the strongest performance results in health care and the weakest in retail.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Real Estate Securities Fund (Investor Class/GREZX)	8.54%	3.56%	4.43%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
FTSE EPRA Nareit Developed Index - Net	9.58%	2.76%	3.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 311,836,102
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 2,137,140
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$311,836,102
Total number of portfolio holdings	163
Total advisory fees paid	$2,137,140
Portfolio turnover rate for the period	139%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	95.8%
Health Care	1.5%
Information Technology	0.3%
Consumer Discretionary	0.2%
Other*	4.4%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000104140 [Member]
Shareholder Report [Line Items]
Fund Name	Defensive Market Strategies ® Fund
Class Name	INVESTOR
Trading Symbol	GDMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defensive Market Strategies Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies Fund (Investor Class/GDMZX)	$98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its composite benchmark of 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2025 (10.12% (net of fees) versus 11.05%).
  After early bouts of volatility, U.S. equities rallied as fear related to tariffs and trade shifted toward growth related to technology and accommodative policy.
  The Fund’s relative underperformance was due to quality factor exposure which remained out of favor during the year. The Fund allocated its assets among three principal investment strategies– long-only equity, options equity and convertible bond. These investment strategies contributed positively to the Fund’s absolute returns in 2025. Convertible bonds provided the strongest relative performance for the year, with favorable results from equity market participation as stocks rallied.
  In 2025, the Fund’s derivative exposures contributed positively to Fund performance for the year on an absolute basis. The Fund uses exchange-traded equity index futures contracts, U.S. Treasury futures contracts and S&P 500® Index call and put options. The largest source of the contribution was from put option premiums collected.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
*Composite benchmark is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Defensive Market Strategies Fund (Investor Class/GDMZX)	10.12%	6.18%	8.11%
S&P 500® Index	17.88%	14.43%	14.82%
Bloomberg US Treasury Bills: 1-3 Months Index	4.29%	3.24%	2.18%
Composite Benchmark*	11.05%	9.00%	8.64%
*Composite benchmark is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,214,988,607
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 7,761,474
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,214,988,607
Total number of portfolio holdings	213
Total advisory fees paid	$7,761,474
Portfolio turnover rate for the period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000104139 [Member]
Shareholder Report [Line Items]
Fund Name	Defensive Market Strategies ® Fund
Class Name	INSTITUTIONAL
Trading Symbol	GDMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defensive Market Strategies Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies Fund (Institutional Class/GDMYX)	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its composite benchmark of 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2025 (10.46% (net of fees) versus 11.05%).
  After early bouts of volatility, U.S. equities rallied as fear related to tariffs and trade shifted toward growth related to technology and accommodative policy.
  The Fund’s relative underperformance was due to quality factor exposure, which remained out of favor during the year. The Fund allocated its assets among three principal investment strategies – long-only equity, options equity and convertible bond. These investment strategies contributed positively to the Fund’s absolute returns in 2025. Convertible bonds provided the strongest relative performance for the year, with favorable results from equity market participation as stocks rallied.
  In 2025, the Fund’s derivative exposures contributed positively to Fund performance for the year on an absolute basis. The Fund uses exchange-traded equity index futures contracts, U.S. Treasury futures contracts and S&P 500® Index call and put options. The largest source of the contribution was from put option premiums collected.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
*Composite benchmark is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Defensive Market Strategies Fund (Institutional Class/GDMYX)	10.46%	6.49%	8.41%
S&P 500® Index	17.88%	14.43%	14.82%
Bloomberg US Treasury Bills: 1-3 Months Index	4.29%	3.24%	2.18%
Composite Benchmark*	11.05%	9.00%	8.64%
*Composite benchmark is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,214,988,607
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 7,761,474
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,214,988,607
Total number of portfolio holdings	213
Total advisory fees paid	$7,761,474
Portfolio turnover rate for the period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000185898 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2055 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2055 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2055 Fund (Institutional Class/GMGYX)	$16	0.15%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 16	[9]
Expense Ratio, Percent	0.15%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Institutional Class returned 19.42%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2055 Fund (Institutional Class/GMGYX)	19.42%	9.89%	10.59%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.58%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.82%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.97%
Russell 3000® Index	17.15%	13.15%	14.16%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	7.99%

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,127,550,897
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,014,225
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,127,550,897
Total number of portfolio holdings	10
Total advisory fees paid	$1,014,225
Portfolio turnover rate for the period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	51.1%
GuideStone International Equity Index Fund	24.3%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.1%
GuideStone Medium-Duration Bond Fund	4.8%
GuideStone Defensive Market Strategies® Fund	3.6%
GuideStone Money Market Fund, 3.69%	2.1%
GuideStone Global Real Estate Securities Fund	1.8%
GuideStone Global Bond Fund	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	51.1%
GuideStone International Equity Index Fund	24.3%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.1%
GuideStone Medium-Duration Bond Fund	4.8%
GuideStone Defensive Market Strategies® Fund	3.6%
GuideStone Money Market Fund, 3.69%	2.1%
GuideStone Global Real Estate Securities Fund	1.8%
GuideStone Global Bond Fund	1.2%

C000108559 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2055 Fund
Class Name	INVESTOR
Trading Symbol	GMGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2055 Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
MyDestination 2055 Fund (Investor Class/GMGZX)	$43	0.39%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 43	[10]
Expense Ratio, Percent	0.39%	[10]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was driven by the results of its underlying investments. For the one‑year period ended December 31, 2025, the Investor Class returned 19.17%, net of fees.
  All major asset classes contributed positively to absolute performance in what was a strong year for financial markets. U.S. and non-U.S. equities both rallied, with large capitalization and growth‑oriented stocks outperforming small capitalization and value-oriented stocks.
  Exposure to large capitalization U.S. equities was a key driver of positive performance. The Equity Index Fund was the largest contributor, reflecting its broad exposure to the strength of the S&P 500® Index.
  Exposure to intermediate fixed income through the Medium-Duration Bond Fund also supported results, which outperformed its benchmark by 0.92%.
  The Small Cap Equity position was a relative laggard, which underperformed its benchmark by more than 6% in 2025.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide targeted equity exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2055 Fund (Investor Class/GMGZX)	19.17%	9.60%	10.61%
MSCI ACWI (All Country World Index) Index - Net	22.34%	11.19%	11.72%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg US Treasury: 1-3 Year Index	5.17%	1.75%	1.83%
Russell 3000® Index	17.15%	13.15%	14.29%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,127,550,897
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,014,225
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,127,550,897
Total number of portfolio holdings	10
Total advisory fees paid	$1,014,225
Portfolio turnover rate for the period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	51.1%
GuideStone International Equity Index Fund	24.3%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.1%
GuideStone Medium-Duration Bond Fund	4.8%
GuideStone Defensive Market Strategies® Fund	3.6%
GuideStone Money Market Fund, 3.69%	2.1%
GuideStone Global Real Estate Securities Fund	1.8%
GuideStone Global Bond Fund	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	51.1%
GuideStone International Equity Index Fund	24.3%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.1%
GuideStone Medium-Duration Bond Fund	4.8%
GuideStone Defensive Market Strategies® Fund	3.6%
GuideStone Money Market Fund, 3.69%	2.1%
GuideStone Global Real Estate Securities Fund	1.8%
GuideStone Global Bond Fund	1.2%

C000129314 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	INVESTOR
Trading Symbol	GEMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Emerging Markets Equity Fund (Investor Class/GEMZX)	$154	1.31%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 154	[11]
Expense Ratio, Percent	1.31%	[11]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the MSCI Emerging Markets Index – Net, for the one-year period ended December 31, 2025 (34.54% (net of fees) versus 33.57%).
  The Fund’s portfolio was diversified across regions and among many companies across different industries and economic sectors. On a sector basis, stock selection within financials, information technology and materials was the most additive to performance, but stock selection within industrials and communication services and allocation within real estate were the most detractive to performance.
  The Fund’s positions in South Africa and Indonesia were detractors to performance, as the Fund did not fully capture South Africa’s strong commodity‑driven gains, and Indonesia was pressured by currency weakness, foreign outflows and policy uncertainty.
  In 2025, the Fund utilized certain derivatives to express active views in currency and country selections and to provide market exposure to the cash positions held in the Fund. These derivative positions primarily included currency forward contracts, stock index futures and total return swaps. Overall, derivative exposure detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Investor Class/GEMZX)	34.54%	4.29%	8.15%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
MSCI Emerging Markets Index - Net	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 932,503,308
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 6,687,900
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$932,503,308
Total number of portfolio holdings	424
Total advisory fees paid	$6,687,900
Portfolio turnover rate for the period	62%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Information Technology	28.6%
Financials	21.3%
Consumer Discretionary	12.6%
Communication Services	7.8%
Industrials	5.3%
Materials	5.1%
Consumer Staples	4.5%
Energy	2.5%
Real Estate	2.0%
Health Care	1.7%
Utilities	1.0%
Other*	5.9%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000129313 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GEMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Emerging Markets Equity Fund (Institutional Class/GEMYX)	$123	1.05%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 123	[12]
Expense Ratio, Percent	1.05%	[12]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the MSCI Emerging Markets Index – Net, for the one-year period ended December 31, 2025 (34.85% (net of fees) versus 33.57%).
  The Fund’s portfolio was diversified across regions and among many companies across different industries and economic sectors. On a sector basis, stock selection within financials, information technology and materials was the most additive to performance, but stock selection within industrials and communication services and allocation within real estate were the most detractive to performance.
  The Fund’s positions in South Africa and Indonesia were performance detractors, as the Fund did not fully capture South Africa’s strong commodity‑driven gains, and Indonesia was pressured by currency weakness, foreign outflows and policy uncertainty.
  In 2025, the Fund utilized certain derivatives to express active views in currency and country selections and to provide market exposure to the cash positions held in the Fund. These derivative positions primarily included currency forward contracts, stock index futures and total return swaps. Overall, derivative exposure detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Institutional Class/GEMYX)	34.85%	4.58%	8.46%
MSCI ACWI (All Country World Index) ex USA Index - Net	32.39%	7.91%	8.41%
MSCI Emerging Markets Index - Net	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 932,503,308
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 6,687,900
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$932,503,308
Total number of portfolio holdings	424
Total advisory fees paid	$6,687,900
Portfolio turnover rate for the period	62%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Information Technology	28.6%
Financials	21.3%
Consumer Discretionary	12.6%
Communication Services	7.8%
Industrials	5.3%
Materials	5.1%
Consumer Staples	4.5%
Energy	2.5%
Real Estate	2.0%
Health Care	1.7%
Utilities	1.0%
Other*	5.9%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  On May 1, 2025, the Fund's expense cap decreased from 1.06% to 1.04%.

Material Fund Change Expenses [Text Block]	On May 1, 2025, the Fund's expense cap decreased from 1.06% to 1.04%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000156358 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GIIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Index Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Index Fund (Institutional Class/GIIYX)	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the MSCI EAFE Index – Net.
  The Institutional Class of the Fund outperformed its benchmark for the one-year period ended December 31, 2025 (31.42% (net of fees) versus 31.22%). The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  Among major foreign developed markets, Japan, the United Kingdom and Germany were strong contributors to index returns, while Denmark, New Zealand and Portugal were relative laggards. Sector contributions were strongest in financials, industrials and information technology, while real estate, energy and communication services delivered more muted gains.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Index Fund (Institutional Class/GIIYX)	31.42%	8.62%	8.15%
MSCI EAFE Index - Net	31.22%	8.93%	8.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,643,989,938
Holdings Count | Holding	564
Advisory Fees Paid, Amount	$ 1,542,177
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,643,989,938
Total number of portfolio holdings	564
Total advisory fees paid	$1,542,177
Portfolio turnover rate for the period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	24.7%
Industrials	18.6%
Health Care	10.4%
Consumer Discretionary	9.0%
Information Technology	7.9%
Consumer Staples	6.6%
Materials	4.8%
Communication Services	4.4%
Utilities	3.3%
Energy	3.3%
Real Estate	1.4%
Other*	7.3%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000236040 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GIIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Index Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Index Fund (Investor Class/GIIZX)	$58	0.50%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the MSCI EAFE Index – Net.
  The Investor Class of the Fund underperformed its benchmark for the one-year period ended December 31, 2025 (30.96% (net of fees) versus 31.22%). The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  Among major foreign developed markets, Japan, the United Kingdom and Germany were strong contributors to index returns, while Denmark, New Zealand and Portugal were relative laggards. Sector contributions were strongest in financials, industrials and information technology, while real estate, energy and communication services delivered more muted gains.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on April 29, 2022, compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
International Equity Index Fund (Investor Class/GIIZX)	30.96%	12.98%
MSCI EAFE Index - Net	31.22%	12.98%

Performance Inception Date	Apr. 29, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,643,989,938
Holdings Count | Holding	564
Advisory Fees Paid, Amount	$ 1,542,177
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,643,989,938
Total number of portfolio holdings	564
Total advisory fees paid	$1,542,177
Portfolio turnover rate for the period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	24.7%
Industrials	18.6%
Health Care	10.4%
Consumer Discretionary	9.0%
Information Technology	7.9%
Consumer Staples	6.6%
Materials	4.8%
Communication Services	4.4%
Utilities	3.3%
Energy	3.3%
Real Estate	1.4%
Other*	7.3%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

C000183275 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Alternatives Fund
Class Name	INVESTOR
Trading Symbol	GFSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strategic Alternatives Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Strategic Alternatives Fund (Investor Class/GFSZX)	$164	1.60%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 164	[13]
Expense Ratio, Percent	1.60%	[13]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2025 (5.10% (net of fees) versus 4.29%).
  During the year, the Fund allocated its assets among four principal investment strategies – long-short equity, currency trading, convertible bonds and global macro. For 2025, three strategies outperformed the Fund’s benchmark index. The convertible bonds and the global macro strategies were the strongest contributors to performance for the Fund. The lone detractor for the year was the currency trading strategy. The currency component lagged, and a long U.S. dollar bias was the largest headwind in a year where the currency, down over -9%, saw its worst annual showing since 2017.
  In 2025, the Fund utilized derivatives to express active market views. These derivative positions primarily included currency forward contracts, treasury futures, swaptions, total return swaps, interest rate swaps, cross currency swaps and mortgage-backed securities derivatives. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on June 30, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Strategic Alternatives Fund (Investor Class/GFSZX)	5.10%	4.33%	3.14%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.78%
Bloomberg US Treasury Bills: 1-3 Months Index	4.29%	3.24%	2.50%

Performance Inception Date	Jun. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 282,826,820
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 2,679,159
Investment Company Portfolio Turnover	432.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$282,826,820
Total number of portfolio holdings	681
Total advisory fees paid	$2,679,159
Portfolio turnover rate for the period	432%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  On May 1, 2025, the Fund’s expense cap increased from 1.52% to 1.57%.

Material Fund Change Expenses [Text Block]	On May 1, 2025, the Fund’s expense cap increased from 1.52% to 1.57%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000183274 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Alternatives Fund
Class Name	INSTITUTIONAL
Trading Symbol	GFSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strategic Alternatives Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Strategic Alternatives Fund (Institutional Class/GFSYX)	$139	1.35%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 139	[14]
Expense Ratio, Percent	1.35%	[14]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2025 (5.48% (net of fees) versus 4.29%).
  During the year, the Fund allocated its assets among four principal investment strategies – long-short equity, currency trading, convertible bonds and global macro. For 2025, three strategies outperformed the Fund’s benchmark index. The convertible bonds and the global macro strategies were the strongest contributors to performance for the Fund. The lone detractor for the year was the currency trading strategy. The currency component lagged, and a long U.S. dollar bias was the largest headwind in a year where the currency, down over -9%, saw its worst annual showing since 2017.
  In 2025, the Fund utilized derivatives to express active market views. These derivative positions primarily included currency forward contracts, treasury futures, swaptions, total return swaps, interest rate swaps, cross currency swaps and mortgage-backed securities derivatives. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on June 30, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Strategic Alternatives Fund (Institutional Class/GFSYX)	5.48%	4.65%	3.46%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.78%
Bloomberg US Treasury Bills: 1-3 Months Index	4.29%	3.24%	2.50%

Performance Inception Date	Jun. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 282,826,820
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 2,679,159
Investment Company Portfolio Turnover	432.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$282,826,820
Total number of portfolio holdings	681
Total advisory fees paid	$2,679,159
Portfolio turnover rate for the period	432%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  On May 1, 2025, the Fund’s expense cap increased from 1.27% to 1.32%.

Material Fund Change Expenses [Text Block]	On May 1, 2025, the Fund’s expense cap increased from 1.27% to 1.32%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000237792 [Member]
Shareholder Report [Line Items]
Fund Name	Value Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GVIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Value Equity Index Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Value Equity Index Fund (Institutional Class/GVIYX)	$27	0.25%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 27	[15]
Expense Ratio, Percent	0.25%	[15]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the Russell 1000® Value Index.
  The Institutional Class of the Fund underperformed its benchmark for the one-year period ended December 31, 2025 (14.47% (net of fees) versus 15.91%). The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark generated a strong double-digit return as all sectors posted positive returns. The communication services sector gained over 35% and was the standout performer, while real estate and consumer staples each posted the weakest sector performance for the year.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on August 31, 2022, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Value Equity Index Fund (Institutional Class/GVIYX)	14.47%	12.77%
Russell 1000® Index	17.37%	19.25%
Russell 1000® Value Index	15.91%	13.28%

Performance Inception Date	Aug. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 263,108,490
Holdings Count | Holding	808
Advisory Fees Paid, Amount	$ 189,434
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$263,108,490
Total number of portfolio holdings	808
Total advisory fees paid	$189,434
Portfolio turnover rate for the period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000237791 [Member]
Shareholder Report [Line Items]
Fund Name	Value Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GVIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Value Equity Index Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Value Equity Index Fund (Investor Class/GVIZX)	$54	0.50%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 54	[16]
Expense Ratio, Percent	0.50%	[16]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the Russell 1000® Value Index.
  The Investor Class of the Fund underperformed its benchmark for the one-year period ended December 31, 2025 (14.15% (net of fees) versus 15.91%). The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark generated a strong double-digit return as all sectors posted positive returns. The communication services sector gained over 35% and was the standout performer, while real estate and consumer staples each posted the weakest sector performance for the year.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on August 31, 2022, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Value Equity Index Fund (Investor Class/GVIZX)	14.15%	12.47%
Russell 1000® Index	17.37%	19.25%
Russell 1000® Value Index	15.91%	13.28%

Performance Inception Date	Aug. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 263,108,490
Holdings Count | Holding	808
Advisory Fees Paid, Amount	$ 189,434
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$263,108,490
Total number of portfolio holdings	808
Total advisory fees paid	$189,434
Portfolio turnover rate for the period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000237793 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GEIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Growth Equity Index Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Growth Equity Index Fund (Investor Class/GEIZX)	$55	0.50%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 55	[17]
Expense Ratio, Percent	0.50%	[17]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the Russell 1000® Growth Index.
  The Investor Class of the Fund underperformed its benchmark for the one-year period ended December 31, 2025 (18.03% (net of fees) versus 18.56%). The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  Five of 11 sectors within the benchmark were double-digit performers. Returns for the benchmark were extraordinarily concentrated, as the top 10 issuer weights in the index accounted for approximately 80% of the index return.
  The benchmark generated a strong double-digit return as most sectors posted positive returns. The communication services, utilities and information technology sectors experienced the strongest performance, while energy and consumer staples were the only negative performing sectors for the year.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on August 31, 2022, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Growth Equity Index Fund (Investor Class/GEIZX)	18.03%	23.93%
Russell 1000® Index	17.37%	19.25%
Russell 1000® Growth Index	18.56%	24.58%

Performance Inception Date	Aug. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 412,330,501
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 438,218
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$412,330,501
Total number of portfolio holdings	366
Total advisory fees paid	$438,218
Portfolio turnover rate for the period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000237794 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GEIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Growth Equity Index Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Growth Equity Index Fund (Institutional Class/GEIYX)	$27	0.25%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 27	[18]
Expense Ratio, Percent	0.25%	[18]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the Russell 1000® Growth Index.
  The Institutional Class of the Fund underperformed its benchmark for the one-year period ended December 31, 2025 (18.31% (net of fees) versus 18.56%). The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  Five of 11 sectors within the benchmark were double-digit performers. Returns for the benchmark were extraordinarily concentrated, as the top 10 issuer weights in the index accounted for approximately 80% of the index return.
  The benchmark generated a strong double-digit return as most sectors posted positive returns. The communication services, utilities and information technology sectors experienced the strongest performance, while energy and consumer staples were the only negative performing sectors for the year.
  In 2025, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on August 31, 2022, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Growth Equity Index Fund (Institutional Class/GEIYX)	18.31%	24.26%
Russell 1000® Index	17.37%	19.25%
Russell 1000® Growth Index	18.56%	24.58%

Performance Inception Date	Aug. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 412,330,501
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 438,218
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$412,330,501
Total number of portfolio holdings	366
Total advisory fees paid	$438,218
Portfolio turnover rate for the period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

C000240564 [Member]
Shareholder Report [Line Items]
Fund Name	Impact Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impact Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Impact Bond Fund (Institutional Class/GMBYX)	$50	0.49%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 50	[19]
Expense Ratio, Percent	0.49%	[19]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period ended December 31, 2025 (5.46% (net of fees) versus 7.30%).
  The U.S. economy remained strong in 2025, with risk assets outperforming once again. Despite this strength, the Federal Reserve followed through with multiple rate cuts in the second half of 2025, a sign that members felt comfortable with the current trajectory of employment and, most importantly, inflation trends. Intermediate-term market rates ended the year over 0.30% lower with optimism for further cuts in 2026, as inflation remains within expectations. The yield curve also steepened as short rates rallied more than long rates.
  Compared with its benchmark index, the Fund’s security selection across sectors, particularly in asset-backed securities and corporate bonds, was negative. The Fund was also underweight corporate bonds for the majority of the year, which detracted from performance.
  In 2025, the Fund used derivatives to manage benchmark relative interest rate and credit positioning. Overall, derivatives detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on January 27, 2023, compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Impact Bond Fund (Institutional Class/GMBYX)	5.46%	3.21%
Bloomberg US Aggregate Bond Index	7.30%	3.74%

Performance Inception Date	Jan. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 93,848,807
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 101,173
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$93,848,807
Total number of portfolio holdings	176
Total advisory fees paid	$101,173
Portfolio turnover rate for the period	114%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  On May 1, 2025, the Fund’s expense cap decreased from 0.50% to 0.48%.

Material Fund Change Expenses [Text Block]	On May 1, 2025, the Fund’s expense cap decreased from 0.50% to 0.48%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000240563 [Member]
Shareholder Report [Line Items]
Fund Name	Impact Bond Fund
Class Name	INVESTOR
Trading Symbol	GMBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impact Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage*
Impact Bond Fund (Investor Class/GMBZX)	$79	0.77%
*	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 79	[20]
Expense Ratio, Percent	0.77%	[20]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period ended December 31, 2025 (5.19% (net of fees) versus 7.30%).
  The U.S. economy remained strong in 2025, with risk assets outperforming once again. Despite this strength, the Federal Reserve followed through with multiple rate cuts in the second half of 2025, a sign that members felt comfortable with the current trajectory of employment and most importantly, inflation trends. Intermediate-term market rates ended the year over 0.30% lower with optimism for further cuts in 2026, as inflation remains within expectations. The yield curve also steepened as short rates rallied more than long rates.
  Compared with its benchmark index, the Fund’s security selection across sectors, particularly in asset-backed securities and corporate bonds, was negative. The Fund was also underweight corporate bonds for the majority of the year, which detracted from performance.
  In 2025, the Fund used derivatives to manage benchmark relative interest rate and credit positioning. Overall, derivatives detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on January 27, 2023, compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Impact Bond Fund (Investor Class/GMBZX)	5.19%	2.91%
Bloomberg US Aggregate Bond Index	7.30%	3.74%

Performance Inception Date	Jan. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 93,848,807
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 101,173
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$93,848,807
Total number of portfolio holdings	176
Total advisory fees paid	$101,173
Portfolio turnover rate for the period	114%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
  On May 1, 2025, the Fund’s expense cap decreased from 0.79% to 0.76%.

Material Fund Change Expenses [Text Block]	On May 1, 2025, the Fund’s expense cap decreased from 0.79% to 0.76%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000267710 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2065 Fund
Class Name	INVESTOR
Trading Symbol	GMMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2065 Fund (“Fund”) for the one day ended December 31, 2025 (Commencement of Operations).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the one day ended December 31, 2025 (Commencement of Operations)
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage
MyDestination 2065 Fund (Investor Class/GMMZX)	$0	0.00%
*
The Fund commenced operations on December 31, 2025. The report covers the one-day period from the commencement of operations to the end of the annual reporting period on December 31, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 0	[21]
Expense Ratio, Percent	0.00%
Net Assets	$ 6,000,000
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$6,000,000
Total number of portfolio holdings	0
Total advisory fees paid	$0
Portfolio turnover rate for the period	N/A

C000267711 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2065 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2065 Fund (“Fund”) for the one day ended December 31, 2025 (Commencement of Operations).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the one day ended December 31, 2025 (Commencement of Operations)
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment*	Cost of $10,000 investment as a percentage
MyDestination 2065 Fund (Institutional Class/GMMYX)	$0	0.00%
*
The Fund commenced operations on December 31, 2025. The report covers the one-day period from the commencement of operations to the end of the annual reporting period on December 31, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 0	[22]
Expense Ratio, Percent	0.00%
Net Assets	$ 6,000,000
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$6,000,000
Total number of portfolio holdings	0
Total advisory fees paid	$0
Portfolio turnover rate for the period	N/A

[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Reflects applicable expense reimbursements and fee waivers.
[3]	Reflects applicable expense reimbursements and fee waivers.
[4]	Reflects applicable expense reimbursements and fee waivers.
[5]	Reflects applicable expense reimbursements and fee waivers.
[6]	Reflects applicable expense reimbursements and fee waivers.
[7]	Reflects applicable expense reimbursements and fee waivers.
[8]	Reflects applicable expense reimbursements and fee waivers.
[9]	Reflects applicable expense reimbursements and fee waivers.
[10]	Reflects applicable expense reimbursements and fee waivers.
[11]	Reflects applicable expense reimbursements and fee waivers.
[12]	Reflects applicable expense reimbursements and fee waivers.
[13]	Reflects applicable expense reimbursements and fee waivers.
[14]	Reflects applicable expense reimbursements and fee waivers.
[15]	Reflects applicable expense reimbursements and fee waivers.
[16]	Reflects applicable expense reimbursements and fee waivers.
[17]	Reflects applicable expense reimbursements and fee waivers.
[18]	Reflects applicable expense reimbursements and fee waivers.
[19]	Reflects applicable expense reimbursements and fee waivers.
[20]	Reflects applicable expense reimbursements and fee waivers.
[21]	The Fund commenced operations on December 31, 2025. The report covers the one-day period from the commencement of operations to the end of the annual reporting period on December 31, 2025. Expenses for the full reporting period would be higher.
[22]	The Fund commenced operations on December 31, 2025. The report covers the one-day period from the commencement of operations to the end of the annual reporting period on December 31, 2025. Expenses for the full reporting period would be higher.